PGIM S&P 500 Buffer 20 ETF - February
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.8%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $125,171)(wb)	125,171	$125,171
Options Purchased*~ 104.1%
(cost $19,187,981)		19,186,887

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.8% (cost $19,313,152)		19,312,058
Options Written*~ (4.8)%
(premiums received $889,351)		(890,445)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $18,423,801)		18,421,613
Other assets in excess of liabilities 0.0%		7,264

Net Assets 100.0%		$18,428,877

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$6.92		267		27	$18,137,577
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97		267		27	1,049,310
Total Options Purchased (cost $19,187,981)								$19,186,887
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$765.66		267		27	$(544,947)
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$553.58		267		27	(345,498)
Total Options Written (premiums received $889,351)								$(890,445)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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